Annual Total Returns - Voya Small Company Fund (Class P3 Shares) [BarChart] - Class P3 Shares - Voya Small Company Fund - Class I	Sep. 30, 2021
Bar Chart Table:
2011	(2.81%)
2012	14.12%
2013	37.21%
2014	6.16%
2015	(1.40%)
2016	23.90%
2017	11.01%
2018	(16.09%)
2019	25.99%
2020	12.20%